SEGMENT REPORTING	6 Months Ended
Dec. 31, 2020
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 25. SEGMENT REPORTING

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Based on management’s assessment, the Company has determined that it has three operating segments: automation product and software, equipment and accessories and oilfield environmental protection.

The following tables present summary information by segment for the six months ended December 31, 2019 and 2020, respectively:

	For the six months ended December 31,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Automation product and software	¥22,572,055	¥12,618,460	$1,931,601
Equipment and accessories	7,807,013	9,754,851	1,493,247
Oilfield environmental protection	26,085	2,795,968	427,999
Total revenue	¥30,405,153	¥25,169,279	$3,852,847

	For the six months ended December 31, 2020
	Automation	Equipment	Oilfield
	product and	and	environmental
	software	accessories	protection	Total
	RMB	RMB	RMB	RMB
Revenue	¥12,618,460	¥9,754,851	¥2,795,968	¥25,169,279
Cost of revenue and related tax	9,483,892	6,713,438	2,254,909	18,452,239
Gross profit	¥3,134,568	¥3,041,413	¥541,059	¥6,717,040
Depreciation and amortization	¥57,223	¥308,956	¥1,003,411	¥1,369,590
Total capital expenditures	¥19,014	¥53,760	¥302,795	¥375,569

Timing of revenue recognition
Goods transferred at a point in time	¥2,293,393	¥9,754,851	¥—	¥12,048,244
Services rendered over time	10,325,067	—	2,795,968	13,121,035
Total revenue	¥12,618,460	¥9,754,851	¥2,795,968	¥25,169,279

	For the six months ended December 31, 2019
	Automation	Equipment	Oilfield
	product and	and	environmental
	software	accessories	protection	Total
	RMB	RMB	RMB	RMB
Revenue	¥22,572,055	¥7,807,013	¥26,085	¥30,405,153
Cost of revenue and related tax	13,991,321	4,174,481	271,439	18,437,241
Gross profit	¥8,580,734	¥3,632,532	¥(245,354)	¥11,967,912
Depreciation and amortization	¥47,122	¥350,850	¥13,620	¥411,592
Total capital expenditures	¥12,967	¥—	¥1,297,663	¥1,310,630

Timing of revenue recognition
Goods transferred at a point in time	¥5,978,167	¥7,807,013	¥—	¥13,785,180
Services rendered over time	16,593,888	—	26,085	16,619,973
Total revenue	¥22,572,055	¥7,807,013	¥26,085	¥30,405,153

	June 30,	December 31,	December 31,
	2020	2020	2020
	RMB	RMB	U.S. Dollars
Total assets:
Automation product and software	¥81,743,307	¥96,462,627	$14,766,242
Equipment and accessories	61,578,632	77,750,305	11,901,809
Oilfield environmental protection	51,092,865	63,338,916	9,695,754
Total Assets	¥194,414,804	¥237,551,848	$36,363,805